Contract Assets (Tables)	12 Months Ended
Mar. 31, 2025
Contract Assets [Abstract]
Schedule of Contract Assets

Contract assets consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	91,264	51,731
Retainage included in contract assets due to being conditional on something other than solely passage of time	2,262,130	1,853,616
Less: allowance for credit loss	(58,332)	(34,802)
Contract assets, net	2,295,062	1,870,545

Contract assets, current	2,295,062	1,870,545
Contract assets, non-current	-	-

Schedule of Movement of Revenue

The movement of revenue recognized in excess of amounts paid or payable (excluding retainage) before net of allowance for credit loss is as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	51,731	791,265
Increase as a result of total work completed during the period	91,264	51,731
Decrease as a result of total amount billed out	(51,731)	(791,265)
Balance at end of the year	91,264	51,731

Schedule of Net of Allowance for Credit Loss

The movement of retainage before net of allowance for credit loss is as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	1,853,616	797,488
Increase as a result of changes in progress of ongoing projects	418,001	1,384,613
Reclassified to accounts receivable as payment becomes unconditional	(9,487)	(328,485)
Balance at end of the year	2,262,130	1,853,616